UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-08071

Lazard Retirement Series, Inc.

(Exact name of Registrant as specified in charter)

30 Rockefeller Plaza

New York, New York 10112

(Address of principal executive offices) (Zip code)

Mark R. Anderson, Esq.

Lazard Asset Management LLC

30 Rockefeller Plaza

New York, New York 10112

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 632-6000

Date of fiscal year end: 12/31

Date of reporting period: 3/31/2017

Item 1. Schedule of Investments.

Lazard Retirement Series, Inc. Portfolios of Investments March 31, 2017 (unaudited)

Description	Shares	Fair Value
Lazard Retirement US Strategic Equity Portfolio
Common Stocks | 97.5%
Aerospace & Defense | 2.1%
United Technologies Corp.	2,085	$233,958
Air Freight & Logistics | 1.6%
United Parcel Service, Inc., Class B	1,600	171,680
Auto Components | 1.4%
Delphi Automotive PLC	1,970	158,565
Banks | 5.1%
Bank of America Corp.	16,010	377,676
Citigroup, Inc.	2,200	131,604
KeyCorp.	3,100	55,118
		564,398
Beverages | 6.6%
Molson Coors Brewing Co., Class B	3,195	305,793
The Coca-Cola Co.	9,900	420,156
		725,949
Biotechnology | 0.8%
Biogen, Inc. (a)	310	84,760
Building Products | 1.6%
Johnson Controls International PLC	4,155	175,009
Capital Markets | 3.9%
Intercontinental Exchange, Inc.	4,100	245,467
The Charles Schwab Corp.	4,510	184,053
		429,520
Chemicals | 1.4%
Agrium, Inc.	400	38,220
PPG Industries, Inc.	1,065	111,910
		150,130
Commercial Services & Supplies | 1.0%
Copart, Inc. (a)	1,685	104,352
Communications Equipment | 6.2%
Cisco Systems, Inc.	12,795	432,471
Motorola Solutions, Inc.	2,900	250,038
		682,509
Containers & Packaging | 1.4%
Crown Holdings, Inc. (a)	2,910	154,085
Diversified Telecommunication Services | 2.8%
AT&T, Inc.	7,510	312,040
Electrical Equipment | 1.8%
Eaton Corp. PLC	2,690	199,464
Energy Equipment & Services | 2.0%
Schlumberger, Ltd.	2,740	213,994
Description	Shares	Fair Value
Equity Real Estate Investment Trusts (REITs) | 0.9%
Host Hotels & Resorts, Inc.	5,505	$102,723
Food & Staples Retailing | 2.3%
Walgreens Boots Alliance, Inc.	3,060	254,133
Food Products | 2.0%
Kellogg Co.	3,010	218,556
Health Care Equipment & Supplies | 3.5%
Medtronic PLC	2,460	198,177
Stryker Corp.	1,375	181,019
		379,196
Health Care Providers & Services | 1.2%
Humana, Inc.	630	129,868
Hotels, Restaurants & Leisure | 2.5%
McDonald’s Corp.	1,570	203,488
Norwegian Cruise Line Holdings, Ltd. (a)	1,295	65,695
		269,183
Household Products | 1.0%
The Procter & Gamble Co.	1,230	110,516
Industrial Conglomerates | 1.0%
Honeywell International, Inc.	885	110,510
Insurance | 1.8%
Aon PLC	1,675	198,806
Internet Software & Services | 7.4%
Alphabet, Inc., Class A (a)	610	517,158
Alphabet, Inc., Class C (a)	53	43,967
eBay, Inc. (a)	7,435	249,593
		810,718
IT Services | 5.1%
Fidelity National Information Services, Inc.	1,650	131,373
Vantiv, Inc., Class A (a)	2,390	153,247
Visa, Inc., Class A	3,095	275,052
		559,672
Machinery | 0.9%
Deere & Co.	885	96,341
Marine | 0.6%
Kirby Corp. (a)	925	65,259
Media | 1.1%
The Madison Square Garden Co. Class A (a)	615	122,822
Oil, Gas & Consumable Fuels | 3.8%
Cimarex Energy Co.	575	68,707
ConocoPhillips	1,200	59,844
EOG Resources, Inc.	1,435	139,984
Pioneer Natural Resources Co.	495	92,184

Description	Shares	Fair Value
Lazard Retirement US Strategic Equity Portfolio (concluded)
Valero Energy Corp.	815	$54,026
		414,745
Pharmaceuticals | 7.8%
Allergan PLC	730	174,411
Pfizer, Inc.	13,790	471,756
Zoetis, Inc.	3,983	212,573
		858,740
Road & Rail | 0.8%
Union Pacific Corp.	800	84,736
Semiconductors & Semiconductor Equipment | 3.6%
Applied Materials, Inc.	2,275	88,498
Cypress Semiconductor Corp.	5,300	72,928
Skyworks Solutions, Inc.	2,435	238,581
		400,007
Software | 4.3%
Microsoft Corp.	6,245	411,296
Red Hat, Inc. (a)	650	56,225
		467,521
Specialty Retail | 3.8%
Advance Auto Parts, Inc.	1,013	150,187
AutoZone, Inc. (a)	125	90,381
L Brands, Inc.	1,165	54,872
Lowe’s Cos., Inc.	1,475	121,260
		416,700
Technology Hardware, Storage & Peripherals | 2.4%
Apple, Inc.	1,869	268,501
Total Common Stocks (Cost $9,108,986)		10,699,666
Short-Term Investment | 3.9%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.53% (7 day yield) (Cost $423,867)	423,867	$423,867
Total Investments | 101.4% (Cost $9,532,853) (b)		$11,123,533
Liabilities in Excess of Cash and Other Assets | (1.4)%		(149,716)
Net Assets | 100.0%		$10,973,817

Description	Shares	Fair Value
Lazard Retirement US Small-Mid Cap Equity Portfolio
Common Stocks | 95.3%
Air Freight & Logistics | 0.6%
Echo Global Logistics, Inc. (a)	18,730	$399,886
Airlines | 1.6%
Alaska Air Group, Inc.	11,335	1,045,314
Auto Components | 2.2%
Fox Factory Holding Corp. (a)	19,510	559,937
Modine Manufacturing Co. (a)	70,585	861,137
		1,421,074
Banks | 7.5%
BankUnited, Inc.	21,710	810,000
Comerica, Inc.	12,230	838,733
Commerce Bancshares, Inc.	13,260	744,682
Home Bancshares, Inc.	36,240	981,017
PacWest Bancorp	16,335	870,002
Webster Financial Corp.	11,530	576,961
		4,821,395
Biotechnology | 1.5%
Cellectis SA ADR (a)	24,575	589,800
United Therapeutics Corp. (a)	2,790	377,710
		967,510
Building Products | 4.6%
Continental Building Products, Inc. (a)	22,295	546,228
JELD-WEN Holding, Inc.	23,810	782,158
Owens Corning	14,010	859,794
PGT Innovations, Inc. (a)	72,030	774,322
		2,962,502
Capital Markets | 1.3%
Morningstar, Inc.	10,815	850,059
Chemicals | 4.5%
Ingevity Corp. (a)	14,050	854,942
Innospec, Inc.	14,505	939,199
Valvoline, Inc.	44,245	1,086,215
		2,880,356
Commercial Services & Supplies | 1.4%
Deluxe Corp.	12,920	932,436
Communications Equipment | 0.7%
Ciena Corp. (a)	18,800	443,868
Containers & Packaging | 3.1%
Crown Holdings, Inc. (a)	20,980	1,110,891
Graphic Packaging Holding Co.	71,725	923,101
		2,033,992
Description	Shares	Fair Value
Electric Utilities | 1.8%
PNM Resources, Inc.	32,250	$1,193,250
Electrical Equipment | 3.5%
Atkore International Group, Inc.	20,015	525,994
Generac Holdings, Inc. (a)	18,425	686,884
Regal-Beloit Corp.	13,800	1,043,970
		2,256,848
Electronic Equipment, Instruments & Components | 3.1%
Belden, Inc.	10,995	760,744
FLIR Systems, Inc.	21,975	797,253
Littelfuse, Inc.	2,785	445,349
		2,003,346
Energy Equipment & Services | 3.2%
Helix Energy Solutions Group, Inc. (a)	62,135	482,789
Newpark Resources, Inc. (a)	89,015	721,022
Oceaneering International, Inc.	31,315	848,010
		2,051,821
Equity Real Estate Investment Trusts (REITs) | 9.1%
American Campus Communities, Inc.	22,020	1,047,932
DCT Industrial Trust, Inc.	19,255	926,551
Extra Space Storage, Inc.	11,970	890,448
Healthcare Realty Trust, Inc.	33,035	1,073,637
Kilroy Realty Corp.	12,510	901,721
UDR, Inc.	29,725	1,077,828
		5,918,117
Food & Staples Retailing | 1.4%
Sprouts Farmers Market, Inc. (a)	38,085	880,525
Health Care Equipment & Supplies | 1.1%
STERIS PLC	10,645	739,402
Health Care Providers & Services | 1.0%
AMN Healthcare Services, Inc. (a)	16,200	657,720
Hotels, Restaurants & Leisure | 1.0%
Bloomin’ Brands, Inc.	32,645	644,086
Household Durables | 0.8%
Leggett & Platt, Inc.	10,100	508,232
Insurance | 4.6%
Arch Capital Group, Ltd. (a)	9,950	942,962
Reinsurance Group of America, Inc.	8,725	1,107,900
Validus Holdings, Ltd.	16,425	926,206
		2,977,068
Internet Software & Services | 1.2%
j2 Global, Inc.	8,985	753,931
IT Services | 2.4%
Leidos Holdings, Inc.	13,810	706,243

Description	Shares	Fair Value
Lazard Retirement US Small-Mid Cap Equity Portfolio (concluded)
Vantiv, Inc., Class A (a)	12,845	$823,622
		1,529,865
Life Sciences Tools & Services | 2.9%
INC Research Holdings, Inc., Class A (a)	18,990	870,692
VWR Corp. (a)	35,630	1,004,766
		1,875,458
Machinery | 5.3%
Altra Industrial Motion Corp.	13,430	523,099
Proto Labs, Inc. (a)	12,300	628,530
TriMas Corp. (a)	42,375	879,281
Wabtec Corp.	9,900	772,200
Woodward, Inc.	9,245	627,920
		3,431,030
Marine | 1.6%
Kirby Corp. (a)	14,450	1,019,448
Media | 1.2%
Scholastic Corp.	18,055	768,601
Multi-Utilities | 1.9%
CMS Energy Corp.	27,785	1,243,101
Oil, Gas & Consumable Fuels | 2.8%
Antero Resources Corp. (a)	19,468	444,065
HollyFrontier Corp.	23,565	667,832
Matador Resources Co. (a)	28,595	680,275
		1,792,172
Pharmaceuticals | 1.2%
Catalent, Inc. (a)	28,385	803,863
Semiconductors & Semiconductor Equipment | 5.1%
Cypress Semiconductor Corp.	45,740	629,383
MACOM Technology Solutions Holdings, Inc. (a)	16,920	817,236
Microsemi Corp. (a)	14,840	764,705
Versum Materials, Inc. (a)	34,700	1,061,820
		3,273,144
Software | 2.9%
Bottomline Technologies de, Inc. (a)	32,870	777,375
BroadSoft, Inc. (a)	11,215	450,843
Red Hat, Inc. (a)	7,695	665,618
		1,893,836
Specialty Retail | 3.8%
Advance Auto Parts, Inc.	3,180	471,467
Chico’s FAS, Inc.	51,960	737,832
Foot Locker, Inc.	8,600	643,366
Description	Shares	Fair Value
Sally Beauty Holdings, Inc. (a)	30,210	$617,492
		2,470,157
Technology Hardware, Storage & Peripherals | 0.8%
NCR Corp. (a)	11,990	547,703
Textiles, Apparel & Luxury Goods | 1.2%
Steven Madden, Ltd. (a)	19,945	768,880
Thrifts & Mortgage Finance | 1.4%
Washington Federal, Inc.	27,600	913,560
Total Common Stocks (Cost $54,594,479)		61,673,556
Short-Term Investment | 2.5%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.53% (7 day yield) (Cost $1,591,480)	1,591,480	$1,591,480
Total Investments | 97.8% (Cost $56,185,959) (b)		$63,265,036
Cash and Other Assets in Excess of Liabilities | 2.2%		1,404,809
Net Assets | 100.0%		$64,669,845

Description	Shares	Fair Value
Lazard Retirement International Equity Portfolio
Common Stocks | 93.4%
Australia | 3.3%
BHP Billiton PLC	261,916	$4,062,261
Caltex Australia, Ltd.	99,136	2,230,069
		6,292,330
Belgium | 3.4%
Anheuser-Busch InBev SA/NV	47,558	5,224,705
KBC Group NV	20,193	1,339,811
		6,564,516
Brazil | 1.1%
BB Seguridade Participacoes SA	233,800	2,180,719
Canada | 4.4%
Canadian National Railway Co.	34,090	2,516,280
National Bank of Canada	60,100	2,523,581
Suncor Energy, Inc.	112,640	3,458,353
		8,498,214
Denmark | 1.8%
AP Moller-Maersk A/S, Class B	833	1,378,208
Carlsberg A/S, Class B	23,319	2,151,637
		3,529,845
Finland | 1.4%
Sampo Oyj, A Shares	58,149	2,760,981
France | 10.9%
Air Liquide SA	28,272	3,230,435
Airbus SE	20,173	1,535,153
Capgemini SA	41,633	3,847,566
Cie Generale des Etablissements Michelin	23,806	2,894,345
Valeo SA	78,889	5,261,183
Vinci SA	53,921	4,278,970
		21,047,652
Germany | 2.5%
SAP SE	50,157	4,921,618
Ireland | 4.7%
James Hardie Industries PLC	127,251	1,999,014
Ryanair Holdings PLC Sponsored ADR (a)	24,814	2,059,066
Shire PLC	85,021	4,946,838
		9,004,918
Italy | 1.0%
UniCredit SpA	128,310	1,977,932
Japan | 16.4%
ABC-Mart, Inc.	32,300	1,892,417
Daiwa House Industry Co., Ltd.	175,060	5,038,617
Don Quijote Holdings Co., Ltd.	112,700	3,914,366
Hoshizaki Corp.	16,600	1,308,933
Description	Shares	Fair Value
Isuzu Motors, Ltd.	235,700	$3,131,645
KDDI Corp.	97,000	2,548,668
Makita Corp.	79,600	2,792,917
Seven & I Holdings Co., Ltd.	46,100	1,812,276
Sony Corp.	142,900	4,847,750
Sumitomo Mitsui Financial Group, Inc.	85,400	3,113,737
United Arrows, Ltd.	40,900	1,241,302
		31,642,628
Luxembourg | 0.7%
RTL Group SA	16,476	1,327,033
Netherlands | 6.4%
Koninklijke Ahold Delhaize NV	100,653	2,154,183
Koninklijke KPN NV	505,068	1,520,646
Royal Dutch Shell PLC, A Shares	184,642	4,856,468
Wolters Kluwer NV	90,002	3,740,146
		12,271,443
Norway | 2.5%
Statoil ASA	126,658	2,176,980
Telenor ASA	163,319	2,718,706
		4,895,686
Philippines | 0.2%
Alliance Global Group, Inc.	1,382,900	349,435
Singapore | 1.0%
DBS Group Holdings, Ltd.	138,600	1,923,519
Spain | 0.9%
Red Electrica Corporacion SA	91,296	1,750,711
Sweden | 4.6%
Assa Abloy AB, Class B	189,455	3,887,918
Nordea Bank AB	288,993	3,301,939
Swedbank AB, A Shares	72,313	1,675,395
		8,865,252
Switzerland | 5.8%
Julius Baer Group, Ltd.	30,125	1,503,939
Novartis AG	74,307	5,516,700
Wolseley PLC	66,724	4,196,856
		11,217,495
Taiwan | 2.4%
Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR	142,400	4,676,416
Turkey | 0.7%
Turkiye Garanti Bankasi AS	521,985	1,271,477
United Kingdom | 15.3%
British American Tobacco PLC	90,110	5,973,384
BT Group PLC	437,610	1,744,788
Diageo PLC	99,854	2,860,320

Description	Shares	Fair Value
Lazard Retirement International Equity Portfolio (concluded)
Howden Joinery Group PLC	267,399	$1,454,164
Informa PLC	233,237	1,907,523
Provident Financial PLC	49,921	1,875,986
Prudential PLC	296,114	6,263,840
RELX PLC	189,626	3,718,997
Unilever PLC	75,234	3,713,382
		29,512,384
United States | 2.0%
Aon PLC	32,975	3,913,803
Total Common Stocks (Cost $165,873,784)		180,396,007
Short-Term Investment | 5.0%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.53% (7 day yield) (Cost $9,750,367)	9,750,367	$9,750,367
Total Investments | 98.4% (Cost $175,624,151) (b)		$190,146,374
Cash and Other Assets in Excess of Liabilities | 1.6%		3,062,186
Net Assets | 100.0%		$193,208,560

Description	Shares	Fair Value
Lazard Retirement Emerging Markets Equity Portfolio
Common Stocks | 96.0%
Argentina | 2.3%
YPF SA Sponsored ADR	950,734	$23,083,821
Brazil | 11.9%
Ambev SA ADR	2,504,800	14,427,648
Banco do Brasil SA	2,874,766	31,010,301
BB Seguridade Participacoes SA	2,043,600	19,061,241
CCR SA	3,390,000	19,545,614
Cielo SA	2,371,654	21,446,855
Localiza Rent a Car SA	702,315	9,348,197
Natura Cosmeticos SA	603,500	5,592,390
		120,432,246
China | 15.4%
AAC Technologies Holdings, Inc.	921,000	10,788,126
Baidu, Inc. Sponsored ADR (a)	150,900	26,033,268
China Construction Bank Corp., Class H	50,157,390	40,324,128
China Mobile, Ltd. Sponsored ADR	466,649	25,773,024
China Shenhua Energy Co., Ltd., Class H	4,060,829	9,416,013
CNOOC, Ltd.	5,384,000	6,443,735
NetEase, Inc. ADR	94,465	26,828,060
Weichai Power Co., Ltd., Class H	6,322,932	11,158,096
		156,764,450
Egypt | 0.9%
Commercial International Bank Egypt SAE GDR	2,154,776	9,437,848
Hungary | 1.6%
OTP Bank Nyrt.	583,467	16,308,558
India | 10.3%
Axis Bank, Ltd.	2,344,638	17,760,884
Bajaj Auto, Ltd.	204,228	8,823,196
Bharat Heavy Electricals, Ltd.	2,253,571	5,661,039
HCL Technologies, Ltd.	942,546	12,709,635
Hero MotoCorp, Ltd.	300,010	14,884,848
Punjab National Bank (a)	5,021,756	11,616,519
Tata Consultancy Services, Ltd.	880,755	32,987,129
		104,443,250
Indonesia | 5.3%
PT Astra International Tbk	20,392,300	13,225,013
PT Bank Mandiri (Persero) Tbk	18,527,029	16,267,155
PT Semen Indonesia (Persero) Tbk	8,269,700	5,585,390
Description	Shares	Fair Value
PT Telekomunikasi Indonesia (Persero) Tbk Sponsored ADR	601,500	$18,748,755
		53,826,313
Malaysia | 0.7%
British American Tobacco Malaysia Berhad	687,600	7,085,139
Mexico | 3.3%
America Movil SAB de CV, Class L Sponsored ADR	1,259,527	17,847,497
Grupo Mexico SAB de CV, Series B	2,271,097	6,827,029
Kimberly-Clark de Mexico SAB de CV, Series A	3,800,062	8,246,686
		32,921,212
Pakistan | 1.7%
Habib Bank, Ltd.	2,643,970	6,799,642
Oil & Gas Development Co., Ltd.	2,995,100	4,236,745
Pakistan Petroleum, Ltd.	4,406,802	6,510,945
		17,547,332
Philippines | 0.8%
PLDT, Inc. Sponsored ADR	264,500	8,506,320
Russia | 8.9%
ALROSA PAO	5,528,300	8,950,981
Gazprom PJSC Sponsored ADR	1,845,196	8,256,793
LUKOIL PJSC Sponsored ADR	366,811	19,384,913
Magnit PJSC Sponsored GDR (London)	114,058	4,348,519
Magnit PJSC Sponsored GDR (United States)	2,884	110,169
Magnit PJSC Sponsored GDR (c), (d)	89,175	3,406,485
Mobile TeleSystems PJSC Sponsored ADR	1,623,120	17,903,014
Sberbank of Russia PJSC	9,999,923	28,382,351
		90,743,225
South Africa | 8.5%
Imperial Holdings, Ltd.	721,312	8,866,997
Life Healthcare Group Holdings, Ltd.	2,609,899	5,633,654
Nedbank Group, Ltd.	504,893	9,073,360
PPC, Ltd. (a)	7,530,042	3,650,898
Sanlam, Ltd.	1,786,525	8,967,837
Shoprite Holdings, Ltd.	1,067,760	15,396,023
Standard Bank Group, Ltd.	840,610	8,995,188
The Bidvest Group, Ltd.	683,458	7,834,156
Vodacom Group, Ltd.	888,020	10,055,993

Description	Shares	Fair Value
Lazard Retirement Emerging Markets Equity Portfolio (concluded)
Woolworths Holdings, Ltd.	1,465,331	$7,627,198
		86,101,304
South Korea | 13.3%
Coway Co., Ltd.	131,104	11,277,982
Hanwha Life Insurance Co., Ltd.	1,516,157	8,194,416
Hyundai Mobis Co., Ltd.	67,164	14,450,650
KB Financial Group, Inc.	278,990	12,222,130
KT&G Corp.	65,608	5,719,515
Samsung Electronics Co., Ltd.	23,449	43,186,984
Shinhan Financial Group Co., Ltd.	552,475	23,013,079
SK Hynix, Inc.	372,482	16,815,550
		134,880,306
Taiwan | 4.9%
Hon Hai Precision Industry Co., Ltd.	2,963,151	8,894,232
Taiwan Semiconductor Manufacturing Co., Ltd.	6,517,642	40,900,960
		49,795,192
Thailand | 1.3%
Kasikornbank Public Co. Ltd.	966,736	5,320,270
The Siam Cement Public Co. Ltd.	495,950	7,793,298
		13,113,568
Turkey | 4.9%
Akbank TAS	4,022,244	9,433,085
KOC Holding AS	1,993,515	8,416,491
Tupras-Turkiye Petrol Rafinerileri AS	352,259	8,746,512
Turk Telekomunikasyon AS	3,618,826	5,869,360
Turkcell Iletisim Hizmetleri AS (a)	2,399,815	7,897,522
Turkiye Is Bankasi AS, C Shares	5,259,887	9,589,381
		49,952,351
Total Common Stocks (Cost $897,341,256)		974,942,435
Rights | 0.0%
South Africa | 0.0%
Life Healthcare Group Holdings, Ltd. Expires 04/13/17 (a) (Cost $0)	893,018	299,531
Description	Shares	Fair Value
Short-Term Investment | 3.4%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.53% (7 day yield) (Cost $34,944,429)	34,944,429	$34,944,429
Total Investments | 99.4% (Cost $932,285,685) (b)		$1,010,186,395
Cash and Other Assets in Excess of Liabilities | 0.6%		5,767,552
Net Assets | 100.0%		$1,015,953,947

Description	Shares	Fair Value
Lazard Retirement Global Dynamic Multi Asset Portfolio
Common Stocks | 82.3%
Australia | 3.0%
AGL Energy, Ltd.	7,270	$146,463
Aristocrat Leisure, Ltd.	74,148	1,017,402
Cochlear, Ltd.	8,776	906,233
Computershare, Ltd.	11,497	123,025
Credit Corp. Group, Ltd.	24,348	320,349
CSL, Ltd.	27,016	2,579,699
Fortescue Metals Group, Ltd.	105,436	501,208
Goodman Group REIT	19,444	115,002
Harvey Norman Holdings, Ltd.	39,415	135,809
Investa Office Fund REIT	34,452	125,001
JB Hi-Fi, Ltd.	7,795	146,552
Newcrest Mining, Ltd.	29,234	502,455
Ramsay Health Care, Ltd.	4,003	213,655
Resolute Mining, Ltd.	121,128	122,410
Sandfire Resources NL	24,182	117,751
Saracen Mineral Holdings, Ltd. (a)	124,197	94,824
Stockland REIT	330,558	1,172,889
Telstra Corp., Ltd.	54,376	193,533
The GPT Group REIT	40,972	161,358
Whitehaven Coal, Ltd. (a)	202,709	462,734
		9,158,352
Austria | 0.1%
Lenzing AG	1,379	231,928
Belgium | 0.1%
Ontex Group NV	6,424	206,285
Canada | 3.2%
Alimentation Couche-Tard, Inc., Class B	3,157	142,627
Atco, Ltd., Class I	8,305	322,932
BCE, Inc.	12,348	546,716
Canadian Imperial Bank of Commerce	2,167	186,855
Canadian National Railway Co.	12,505	924,495
CI Financial Corp.	62,633	1,244,795
Colliers International Group, Inc.	2,672	126,402
Constellation Software, Inc.	244	119,904
Dollarama, Inc.	1,995	165,334
Enbridge, Inc.	46,767	1,959,160
First Quantum Minerals, Ltd.	17,757	188,673
Genworth MI Canada, Inc.	20,062	554,709
George Weston, Ltd.	1,351	117,875
Intact Financial Corp.	1,327	94,377
Kirkland Lake Gold, Ltd. (a)	42,361	312,487
Magna International, Inc.	2,582	111,427
Metro, Inc.	8,987	276,060
Pembina Pipeline Corp.	4,474	141,771
Description	Shares	Fair Value
Quebecor, Inc., Class B	4,572	$140,992
Royal Bank of Canada	26,992	1,966,579
Saputo, Inc.	6,242	215,397
Transcontinental, Inc., Class A	4,024	74,377
		9,933,944
Denmark | 0.9%
Carlsberg A/S, Class B Sponsored ADR	38,055	705,920
Danske Bank A/S	3,499	119,337
DONG Energy A/S	3,081	118,728
Jyske Bank A/S	2,623	132,600
Nets A/S	29,529	476,348
Novo Nordisk A/S Sponsored ADR	13,020	446,326
Novo Nordisk A/S, Class B	2,816	96,812
Pandora A/S	1,013	112,237
Vestas Wind Systems A/S	7,306	594,631
		2,802,939
Finland | 0.6%
Neste Oyj	5,938	231,584
Orion Oyj, Class B	4,118	214,695
Sampo Oyj, A Shares ADR	50,190	1,189,503
UPM-Kymmene Oyj	6,513	153,268
		1,789,050
France | 1.7%
AXA SA	39,838	1,030,922
BNP Paribas SA	1,939	129,154
CNP Assurances	11,769	239,564
Faurecia	19,036	905,006
L’Oreal SA	2,783	534,875
Peugeot SA (a)	13,612	274,465
Societe Generale SA	21,014	1,068,696
TOTAL SA	16,032	809,920
Valeo SA	3,932	262,229
		5,254,831
Germany | 2.0%
Allianz SE	6,131	1,135,695
Bayer AG	11,048	1,273,498
Continental AG Sponsored ADR	26,380	1,160,984
Deutsche Lufthansa AG	13,492	218,778
Infineon Technologies AG	24,487	499,997
MTU Aero Engines AG	2,147	279,317
Muenchener Rueckversicherungs AG	614	120,149
ProSiebenSat.1 Media SE	3,861	170,955
Rheinmetall AG	2,495	209,361
Symrise AG ADR	57,710	957,409
		6,026,143

Description	Shares	Fair Value
Lazard Retirement Global Dynamic Multi Asset Portfolio (continued)
Hong Kong | 2.0%
AIA Group, Ltd. Sponsored ADR	34,190	$867,571
ASM Pacific Technology, Ltd.	16,600	225,759
CLP Holdings, Ltd.	38,500	402,759
Jardine Matheson Holdings, Ltd.	4,100	263,434
Link Real Estate Investment Trust	39,000	273,200
The Wharf Holdings, Ltd.	175,000	1,501,632
WH Group, Ltd.	788,000	679,179
Wheelock & Co., Ltd.	172,000	1,359,822
Xinyi Glass Holdings, Ltd.	494,000	435,493
Yue Yuen Industrial Holdings, Ltd.	32,500	127,825
		6,136,674
Ireland | 0.5%
Experian PLC	6,327	129,151
Ryanair Holdings PLC Sponsored ADR (a)	1,773	147,123
Shire PLC ADR	7,930	1,381,644
		1,657,918
Israel | 0.2%
Bank Hapoalim BM	23,702	144,389
Israel Discount Bank, Ltd., ADR (a)	4,500	105,481
Israel Discount Bank, Ltd., Class A (a)	63,351	148,747
Nice, Ltd.	3,833	260,079
		658,696
Italy | 0.1%
Intesa Sanpaolo	86,179	234,074
Recordati SpA	4,646	157,463
		391,537
Japan | 7.9%
Amano Corp.	12,900	258,091
ANA Holdings, Inc.	102,000	311,788
Asahi Glass Co., Ltd.	63,000	511,733
Astellas Pharma, Inc.	20,500	270,517
Azbil Corp.	4,900	164,840
Central Japan Railway Co.	2,500	408,634
Daito Trust Construction Co., Ltd.	13,800	1,897,751
Daiwa House Industry Co., Ltd.	13,900	400,073
Daiwa House Industry Co., Ltd. ADR	41,220	1,188,166
Foster Electric Co., Ltd.	7,900	135,802
Fujitsu, Ltd.	81,000	496,961
GS Yuasa Corp.	28,000	130,827
Haseko Corp.	44,300	481,159
Hazama Ando Corp.	16,800	113,197
Heiwa Corp.	5,900	146,793
Hitachi High-Technologies Corp.	6,100	249,056
Hitachi, Ltd.	38,000	206,417
Description	Shares	Fair Value
Idemitsu Kosan Co., Ltd.	24,500	$854,048
Kaken Pharmaceutical Co., Ltd.	2,800	158,436
KDDI Corp.	8,400	220,709
KDDI Corp. ADR	80,345	1,057,340
Kuraray Co., Ltd.	14,900	226,597
Kyushu Electric Power Co., Inc.	30,800	329,250
Maruha Nichiro Corp.	4,200	127,423
MCJ Co., Ltd.	17,000	199,556
Mebuki Financial Group, Inc.	42,200	169,164
Mitsubishi Chemical Holdings Corp.	32,600	252,967
Mitsubishi UFJ Financial Group, Inc.	266,500	1,682,260
Mitsui Chemicals, Inc.	24,000	118,898
Morinaga & Co., Ltd.	2,900	128,677
MS&AD Insurance Group Holdings, Inc.	6,900	220,215
Nichirei Corp.	13,700	339,162
Nihon Chouzai Co., Ltd.	8,700	296,070
Nippon Telegraph & Telephone Corp.	30,000	1,281,468
Nissan Chemical Industries, Ltd.	4,200	122,526
Nissan Motor Co., Ltd.	133,000	1,285,732
Nitto Denko Corp.	1,500	116,149
Obayashi Corp.	12,400	116,334
Oji Holdings Corp.	34,000	159,416
ORIX Corp.	33,100	491,364
Osaka Gas Co., Ltd.	36,000	136,987
Osaki Electric Co., Ltd.	15,000	130,453
Rengo Co., Ltd.	40,000	230,963
Ryohin Keikaku Co., Ltd. ADR	21,935	961,905
Sanyo Special Steel Co., Ltd.	56,000	297,994
Shimadzu Corp.	6,000	95,559
Showa Shell Sekiyu KK	21,300	216,110
Sumitomo Mitsui Financial Group, Inc.	82,400	3,004,356
Takeuchi Manufacturing Co., Ltd.	10,100	191,232
Teijin, Ltd.	41,600	786,318
The Kansai Electric Power Co., Inc.	18,000	221,392
Tohoku Electric Power Co., Inc.	9,300	126,165
TOMONY Holdings, Inc.	39,400	209,509
TonenGeneral Sekiyu KK (c)	10,000	125,221
Unitika, Ltd. (a)	171,000	143,198
West Japan Railway Co.	1,800	117,242
Yodogawa Steel Works, Ltd.	5,200	141,376
		24,461,546
Luxembourg | 0.1%
SES SA	9,411	219,070
Malta | 0.0%
Kindred Group PLC	10,028	103,820
Netherlands | 0.6%
AMG Advanced Metallurgical Group NV	7,755	179,652

Description	Shares	Fair Value
Lazard Retirement Global Dynamic Multi Asset Portfolio (continued)
NN Group NV	15,862	$515,906
Wolters Kluwer NV	2,650	110,124
Wolters Kluwer NV Sponsored ADR	23,630	981,827
		1,787,509
Norway | 0.7%
Aker BP ASA	48,448	776,526
DNB ASA	9,764	154,795
Leroy Seafood Group ASA	13,713	600,751
Marine Harvest ASA	6,580	100,242
Salmar ASA	15,015	323,771
Yara International ASA	2,857	110,022
		2,066,107
Portugal | 0.1%
EDP - Energias de Portugal SA	40,169	136,155
Galp Energia SGPS SA	16,646	252,835
		388,990
Russia | 0.1%
Evraz PLC (a)	72,036	195,230
Singapore | 0.7%
Best World International, Ltd.	116,700	211,020
BOC Aviation, Ltd.	80,000	426,633
CapitaLand Commercial Trust REIT	129,000	142,738
CapitaLand, Ltd.	51,100	132,608
DBS Group Holdings, Ltd.	68,300	947,881
SATS, Ltd.	32,500	113,405
Singapore Airlines, Ltd.	38,000	273,556
		2,247,841
South Africa | 0.0%
Mediclinic International PLC	8,770	78,185
Spain | 0.8%
Banco Santander SA	156,162	957,063
CaixaBank SA	181,834	781,532
Corporacion Financiera Alba SA	968	45,437
Iberdrola SA	70,851	506,787
Repsol SA	13,750	212,325
		2,503,144
Sweden | 0.9%
Assa Abloy AB ADR	98,935	1,015,073
Axfood AB	7,216	108,441
Electrolux AB, Series B	23,846	663,099
Hexagon AB ADR (c)	14,740	593,653
Intrum Justitia AB	3,939	147,173
Mycronic AB	20,611	211,201
		2,738,640
Description	Shares	Fair Value
Switzerland | 2.2%
Actelion, Ltd. (a)	755	$212,710
Julius Baer Group, Ltd. ADR	52,255	519,415
Partners Group Holding AG	3,390	1,822,583
Roche Holding AG	13,731	3,502,852
STMicroelectronics NV	30,423	465,624
Swiss Life Holding AG	399	128,753
		6,651,937
United Kingdom | 6.1%
Admiral Group PLC	10,021	249,737
Ashtead Group PLC ADR	9,435	791,785
Bellway PLC	3,820	129,457
BP PLC	71,414	410,097
British American Tobacco PLC Sponsored ADR	18,810	1,247,479
BT Group PLC	121,860	485,866
Centrica PLC	758,862	2,063,317
Cineworld Group PLC	56,297	467,306
Coca-Cola European Partners PLC	14,270	537,836
Compass Group PLC	18,197	342,859
Compass Group PLC Sponsored ADR	45,045	867,567
Crest Nicholson Holdings PLC	30,674	208,894
CVS Group PLC	11,199	160,284
Diageo PLC Sponsored ADR	8,375	967,982
Fevertree Drinks PLC	11,209	211,601
G4S PLC	143,782	548,203
Hargreaves Lansdown PLC	18,353	299,311
Informa PLC	13,991	114,425
International Consolidated Airlines Group SA	88,221	583,558
International Consolidated Airlines Group SA Sponsored ADR	7,855	104,236
JD Sports Fashion PLC	85,968	414,737
Lloyds Banking Group PLC	1,222,824	1,017,403
Persimmon PLC	20,488	538,020
Phoenix Group Holdings	13,856	129,781
Prudential PLC ADR	19,320	818,395
Reckitt Benckiser Group PLC	4,779	435,555
RELX NV Sponsored ADR	53,135	986,186
Rightmove PLC	3,164	158,096
SSE PLC	79,897	1,477,767
Subsea 7 SA (a)	65,433	1,014,558
Taylor Wimpey PLC	85,841	207,868
TechnipFMC PLC (a)	4,540	147,738
Unilever PLC Sponsored ADR	13,050	643,887
Wm Morrison Supermarkets PLC	45,134	135,722
		18,917,513

Description	Shares	Fair Value
Lazard Retirement Global Dynamic Multi Asset Portfolio (continued)
United States | 47.7%
3M Co.	20,209	$3,866,588
AbbVie, Inc.	12,826	835,742
Accenture PLC, Class A	22,399	2,685,192
Adobe Systems, Inc. (a)	4,159	541,211
Air Lease Corp.	5,309	205,724
Akamai Technologies, Inc. (a)	1,636	97,669
Alaska Air Group, Inc.	4,287	395,347
Allergan PLC	1,859	444,152
Alphabet, Inc., Class A (a)	1,977	1,676,101
Alphabet, Inc., Class C (a)	1,075	891,777
AMC Networks, Inc., Class A (a)	3,555	208,607
Amdocs, Ltd.	2,349	143,266
Ameren Corp.	8,714	475,697
American Electric Power Co., Inc.	2,505	168,161
American Express Co.	17,416	1,377,780
Ameriprise Financial, Inc.	3,824	495,896
Amgen, Inc.	9,965	1,634,958
Aon PLC	12,474	1,480,539
Apple, Inc.	29,044	4,172,461
Applied Materials, Inc.	26,295	1,022,875
AT&T, Inc.	81,599	3,390,438
Atkore International Group, Inc.	9,488	249,345
Automatic Data Processing, Inc.	2,700	276,453
AutoZone, Inc. (a)	1,045	755,587
Baker Hughes, Inc.	21,806	1,304,435
Bank of America Corp.	72,851	1,718,555
Benchmark Electronics, Inc. (a)	3,571	113,558
Biogen, Inc. (a)	2,130	582,385
Bloomin’ Brands, Inc.	6,015	118,676
C.R. Bard, Inc.	3,118	774,948
Cardinal Health, Inc.	1,626	132,600
Carnival Corp.	13,701	807,126
Carnival PLC	2,095	119,917
Carrizo Oil & Gas, Inc. (a)	6,121	175,428
CBOE Holdings, Inc.	4,143	335,873
Celgene Corp. (a)	9,138	1,137,041
Cirrus Logic, Inc. (a)	5,597	339,682
Cisco Systems, Inc.	37,560	1,269,528
Citigroup, Inc.	34,595	2,069,473
Colgate-Palmolive Co.	1,680	122,959
Comcast Corp., Class A	90,016	3,383,701
Comerica, Inc.	8,910	611,048
Commerce Bancshares, Inc.	8,575	481,572
Crown Holdings, Inc. (a)	11,830	626,398
Darden Restaurants, Inc.	5,385	450,563
Description	Shares	Fair Value
Dick’s Sporting Goods, Inc.	5,869	$285,586
DTE Energy Co.	1,404	143,362
Eaton Corp. PLC	9,910	734,826
eBay, Inc. (a)	10,480	351,814
EchoStar Corp., Class A (a)	5,792	329,854
EOG Resources, Inc.	6,825	665,779
Everest Re Group, Ltd.	2,701	631,521
Exelon Corp.	6,815	245,204
F5 Networks, Inc. (a)	6,377	909,169
Facebook, Inc., Class A (a)	16,526	2,347,518
FactSet Research Systems, Inc.	2,098	345,981
FedEx Corp.	7,235	1,411,910
Fidelity National Information Services, Inc.	9,410	749,224
Fifth Third Bancorp	5,744	145,898
Finisar Corp. (a)	6,179	168,934
Fiserv, Inc. (a)	4,599	530,311
Five Below, Inc. (a)	15,040	651,382
Foot Locker, Inc.	2,590	193,758
Fresh Del Monte Produce, Inc.	3,330	197,236
General Mills, Inc.	7,941	468,598
General Motors Co.	28,804	1,018,509
Gilead Sciences, Inc.	2,548	173,060
GoDaddy, Inc., Class A (a)	2,978	112,866
Great Plains Energy, Inc.	14,250	416,385
Hasbro, Inc.	14,622	1,459,568
HCA Holdings, Inc. (a)	7,447	662,709
Honeywell International, Inc.	9,195	1,148,180
HRG Group, Inc. (a)	39,277	758,832
Huntington Ingalls Industries, Inc.	539	107,929
IDEXX Laboratories, Inc. (a)	690	106,681
II-VI, Inc. (a)	3,179	114,603
Intel Corp.	2,533	91,365
Intercontinental Exchange, Inc.	18,785	1,124,658
International Business Machines Corp.	3,364	585,807
International Game Technology PLC	7,018	166,327
Intuit, Inc.	2,382	276,288
Iron Mountain, Inc. REIT	3,286	117,212
J.B. Hunt Transport Services, Inc.	22,947	2,105,158
Johnson & Johnson	29,068	3,620,419
Johnson Controls International PLC	20,746	873,822
JPMorgan Chase & Co.	39,378	3,458,964
Juniper Networks, Inc.	11,540	321,158
KB Home	8,068	160,392
Kellogg Co.	6,265	454,902
Kimberly-Clark Corp.	3,226	424,638
Koppers Holdings, Inc. (a)	4,718	199,807
Lear Corp.	3,331	471,603

Description	Shares	Fair Value
Lazard Retirement Global Dynamic Multi Asset Portfolio (continued)
Lowe’s Cos., Inc.	11,094	$912,038
Marsh & McLennan Cos., Inc.	5,178	382,602
MasterCard, Inc., Class A	1,270	142,837
McKesson Corp.	12,189	1,807,141
Medtronic PLC	6,535	526,460
Merck & Co., Inc.	5,412	343,878
MetLife, Inc.	22,461	1,186,390
Microsoft Corp.	51,252	3,375,457
Molson Coors Brewing Co., Class B	9,326	892,591
Monsanto Co.	5,180	586,376
Morgan Stanley	17,433	746,830
Motorola Solutions, Inc.	7,740	667,343
MSCI, Inc.	4,298	417,723
Newfield Exploration Co. (a)	5,812	214,521
NIKE, Inc., Class B	3,486	194,275
Nordstrom, Inc.	2,967	138,173
Northrop Grumman Corp.	3,288	782,018
O’Reilly Automotive, Inc. (a)	723	195,094
Omnicom Group, Inc.	4,186	360,875
ONEOK, Inc.	5,148	285,405
Paychex, Inc.	4,701	276,889
PayPal Holdings, Inc. (a)	3,172	136,459
PepsiCo, Inc.	22,931	2,565,062
Phillips 66	8,915	706,246
Pinnacle West Capital Corp.	2,145	178,850
Pool Corp.	2,294	273,743
PPG Industries, Inc.	6,095	640,463
Primerica, Inc.	1,349	110,888
Prudential Financial, Inc.	23,029	2,456,734
Quest Diagnostics, Inc.	1,066	104,671
Quintiles IMS Holdings, Inc. (a)	10,945	881,401
Red Hat, Inc. (a)	5,270	455,855
Regions Financial Corp.	14,561	211,571
Republic Services, Inc.	5,606	352,113
Rice Energy, Inc. (a)	10,015	237,356
Rockwell Automation, Inc.	6,135	955,281
Ross Stores, Inc.	48,155	3,171,970
Royal Caribbean Cruises, Ltd.	4,607	451,993
S&P Global, Inc.	10,086	1,318,644
Sanchez Energy Corp. (a)	17,990	171,625
Schlumberger, Ltd.	14,885	1,162,518
Simon Property Group, Inc. REIT	4,046	696,033
Sirius XM Holdings, Inc.	99,593	512,904
Skyworks Solutions, Inc.	12,501	1,224,848
Snap-on, Inc.	4,175	704,197
Spirit AeroSystems Holdings, Inc., Class A	3,823	221,428
Description	Shares	Fair Value
Starbucks Corp.	14,454	$843,969
SunTrust Banks, Inc.	2,047	113,199
Synopsys, Inc. (a)	2,887	208,239
Sysco Corp.	81,382	4,225,353
Tailored Brands, Inc.	16,196	241,968
Tallgrass Energy GP LP	8,338	239,801
Teradata Corp. (a)	4,561	141,938
Tesoro Corp.	3,569	289,303
Texas Instruments, Inc.	29,082	2,342,846
The Boeing Co.	12,061	2,133,108
The Charles Schwab Corp.	21,415	873,946
The Chemours Co.	12,280	472,780
The Clorox Co.	1,087	146,560
The Coca-Cola Co.	20,930	888,269
The Kroger Co.	25,473	751,199
The Procter & Gamble Co.	1,193	107,191
The Scotts Miracle-Gro Co., Class A	7,361	687,444
The TJX Cos., Inc.	41,894	3,312,978
The Toro Co.	10,229	638,903
The Walt Disney Co.	7,554	856,548
The Williams Cos., Inc.	14,683	434,470
Thermo Fisher Scientific, Inc.	5,765	885,504
Time Warner, Inc.	15,724	1,536,392
Tyson Foods, Inc., Class A	6,155	379,825
Ubiquiti Networks, Inc. (a)	3,171	159,374
United Continental Holdings, Inc. (a)	2,937	207,470
United Rentals, Inc. (a)	3,484	435,674
United Technologies Corp.	8,400	942,564
UnitedHealth Group, Inc.	16,081	2,637,445
Unum Group	5,336	250,205
Validus Holdings, Ltd.	2,881	162,460
Vantiv, Inc., Class A (a)	14,605	936,473
Verizon Communications, Inc.	30,749	1,499,014
Versum Materials, Inc. (a)	6,940	212,364
Visa, Inc., Class A	11,914	1,058,797
Wal-Mart Stores, Inc.	4,358	314,125
Waste Management, Inc.	4,683	341,484
Welbilt, Inc. (a)	29,170	572,607
WellCare Health Plans, Inc. (a)	932	130,676
Whirlpool Corp.	2,889	494,972
Xcel Energy, Inc.	41,453	1,842,586
Zoetis, Inc.	21,260	1,134,646
		146,629,177
Total Common Stocks (Cost $235,940,096)		253,237,006

Description	Security Currency	Principal Amount (000)	Fair Value
Lazard Retirement Global Dynamic Multi Asset Portfolio (continued)
Corporate Bonds | 5.9%
Australia | 0.4%
Telstra Corp., Ltd.:
4.000%, 11/15/17	AUD	600	$463,072
4.000%, 09/16/22	AUD	520	411,753
Toyota Finance Australia, Ltd., 4.250%, 05/15/19	AUD	422	333,244
			1,208,069
Belgium | 0.4%
Anheuser-Busch InBev Finance, Inc.:
2.375%, 01/25/18	CAD	730	554,199
2.650%, 02/01/21	USD	635	639,718
			1,193,917
Canada | 0.3%
The Toronto-Dominion Bank:
2.250%, 11/05/19	USD	410	412,684
2.621%, 12/22/21	CAD	495	384,681
			797,365
Denmark | 0.1%
Carlsberg Breweries A/S, 2.500%, 05/28/24	EUR	370	431,139
France | 0.2%
Orange SA, 5.375%, 07/08/19	USD	598	639,901
Germany | 0.5%
BMW Finance NV, 3.375%, 12/14/18	GBP	650	848,803
Daimler Finance North America LLC, 3.875%, 09/15/21	USD	575	602,001
			1,450,804
Mexico | 0.1%
America Movil SAB de CV, 6.450%, 12/05/22	MXN	7,500	373,052
Netherlands | 0.1%
Bank Nederlandse Gemeenten NV, 5.000%, 09/16/20	NZD	455	335,769
New Zealand | 0.3%
Fonterra Cooperative Group, Ltd., 5.500%, 02/26/24	AUD	1,000	835,927
Norway | 0.3%
Statoil ASA, 3.700%, 03/01/24	USD	385	400,942
Telenor ASA, 1.750%, 05/22/18	USD	480	478,030
			878,972
Description	Security Currency	Principal Amount (000)	Fair Value
Spain | 0.1%
Iberdrola International BV, 1.125%, 04/21/26	EUR	400	$420,334
United Kingdom | 0.5%
Centrica PLC, 7.000%, 09/19/18	GBP	50	68,131
Rolls-Royce PLC, 6.750%, 04/30/19	GBP	502	705,072
SSE PLC, 5.000%, 10/01/18	GBP	520	691,524
			1,464,727
United States | 2.6%
Alphabet, Inc., 3.625%, 05/19/21	USD	225	238,880
Amazon.com, Inc., 3.800%, 12/05/24	USD	480	508,198
Apple, Inc.:
2.850%, 02/23/23	USD	132	133,192
3.850%, 05/04/43	USD	575	550,811
Citigroup, Inc., 3.320%, 05/04/21 (e)	AUD	720	556,801
John Deere Canada Funding, Inc.:
2.300%, 01/17/18	CAD	200	151,855
2.050%, 09/17/20	CAD	330	251,384
John Deere Capital Corp., 2.300%, 09/16/19	USD	240	242,553
JPMorgan Chase & Co., 4.500%, 01/24/22	USD	405	436,419
Microsoft Corp., 4.450%, 11/03/45	USD	733	774,122
Morgan Stanley, 2.500%, 01/24/19	USD	685	691,756
NIKE, Inc., 2.375%, 11/01/26	USD	380	355,307
The Goldman Sachs Group, Inc.:
5.200%, 12/17/19	NZD	645	468,967
3.625%, 01/22/23	USD	520	533,002
The Home Depot, Inc., 2.625%, 06/01/22	USD	540	544,342
Union Pacific Corp., 4.163%, 07/15/22	USD	500	539,803
Valero Energy Corp., 6.125%, 02/01/20	USD	294	323,667
Wells Fargo & Co., 3.090%, 07/27/21 (e)	AUD	525	405,963
Wells Fargo Canada Corp., 3.040%, 01/29/21	CAD	360	283,043
			7,990,065
Total Corporate Bonds (Cost $18,446,121)			18,020,041

Description	Security Currency	Principal Amount (000)	Fair Value
Lazard Retirement Global Dynamic Multi Asset Portfolio (continued)
Foreign Government Obligations | 6.6%
Australia | 0.6%
Queensland Treasury Corp.:
5.500%, 06/21/21	AUD	820	$704,839
3.000%, 03/22/24	AUD	600	463,234
Western Australian Treasury Corp., 6.000%, 10/16/23	AUD	735	667,059
			1,835,132
Bermuda | 0.3%
Government of Bermuda, 4.854%, 02/06/24	USD	1,015	1,069,130
Canada | 1.1%
City of Vancouver, 2.900%, 11/20/25	CAD	415	321,440
Province of Alberta, 4.000%, 12/01/19	CAD	1,065	859,424
Province of Ontario, 1.950%, 01/27/23	CAD	990	747,177
Province of Quebec:
1.650%, 03/03/22	CAD	330	247,793
2.500%, 04/20/26	USD	1,075	1,050,547
			3,226,381
Cayman Islands | 0.1%
Cayman Islands Government Bond, 5.950%, 11/24/19	USD	360	390,600
Chile | 0.2%
Republic of Chile, 3.125%, 01/21/26	USD	500	504,500
Colombia | 0.1%
Republic of Colombia, 2.625%, 03/15/23	USD	375	360,000
Czech Republic | 0.3%
Czech Republic Government Bond, 0.060%, 12/09/20 (e)	CZK	19,500	778,777
Hungary | 0.2%
Hungary Government Bond, 5.500%, 06/24/25	HUF	128,350	520,910
Ireland | 0.3%
Irish Treasury, 3.400%, 03/18/24	EUR	625	797,800
Lithuania | 0.1%
Republic of Lithuania, 6.625%, 02/01/22	USD	300	351,750
Mexico | 0.5%
Mexican Bonos, 6.500%, 06/09/22	MXN	11,410	598,081
Description	Security Currency	Principal Amount (000)	Fair Value
United Mexican States, 6.750%, 02/06/24	GBP	640	$975,258
			1,573,339
New Zealand | 0.3%
New Zealand Government Bond, 6.000%, 05/15/21	NZD	1,145	891,692
Norway | 0.6%
Kommunalbanken AS, 1.375%, 10/26/20 (d)	USD	600	587,771
Oslo Kommune:
3.550%, 02/12/21	NOK	3,000	370,341
3.650%, 11/08/23	NOK	3,000	377,957
2.350%, 09/04/24	NOK	4,000	469,032
			1,805,101
Panama | 0.2%
Republic of Panama, 4.000%, 09/22/24	USD	655	682,019
Poland | 0.5%
Poland Government Bond, 1.810%, 01/25/21 (e)	PLN	6,725	1,676,815
Romania | 0.1%
Romanian Government Bond, 2.875%, 10/28/24	EUR	320	366,126
Singapore | 0.7%
Singapore Government Bond, 3.000%, 09/01/24	SGD	2,740	2,080,194
Spain | 0.2%
Spain Government Bonds:
1.600%, 04/30/25	EUR	236	257,781
1.950%, 07/30/30	EUR	471	497,665
			755,446
Sweden | 0.2%
Kommuninvest I Sverige AB, 1.500%, 04/23/19 (d)	USD	500	497,685

Total Foreign Government Obligations (Cost $20,966,902)			20,163,397
Quasi Government Bonds | 0.9%
Canada | 0.2%
Hydro-Quebec:
1.084%, 12/01/19 (e)	CAD	795	599,784
9.625%, 07/15/22	CAD	188	196,398
			796,182
Chile | 0.2%
Corp. Nacional del Cobre de Chile, 4.500%, 08/13/23	USD	630	674,460

Description	Security Currency	Principal Amount (000)	Fair Value
Lazard Retirement Global Dynamic Multi Asset Portfolio (continued)
Mexico | 0.2%
Nacional Financiera SNC, 3.375%, 11/05/20	USD	500	$508,750
Singapore | 0.3%
Temasek Financial I, Ltd., 4.300%, 10/25/19	USD	795	841,146
Total Quasi Government Bonds (Cost $2,878,840)			2,820,538
Supranationals | 1.0%
African Development Bank, 2.375%, 09/23/21	USD	510	514,355
Asian Development Bank, 2.125%, 03/19/25	USD	735	709,281
Corporacion Andina de Fomento, 4.375%, 06/15/22	USD	470	500,837
European Investment Bank, 1.125%, 09/16/21 (d)	CAD	790	584,145
International Bank for Reconstruction & Development, 3.500%, 01/22/21	NZD	250	177,828
International Finance Corp., 3.625%, 05/20/20	NZD	695	496,601
Total Supranationals (Cost $3,057,024)			2,983,047
US Municipal Bonds | 0.6%
California | 0.2%
California State Build America Bond, 7.500%, 04/01/34	USD	575	814,649
Georgia | 0.3%
Georgia State Build America Bond Series H, 5.014%, 11/01/27	USD	420	493,844
Georgia State Build America Bond Series B, 2.380%, 02/01/27	USD	350	330,890
			824,734
Pennsylvania | 0.0%
Pennsylvania State Build America Bond Third Series B, 5.850%, 07/15/30	USD	50	55,155
Texas | 0.0%
Texas State Build America Bond Series A, 4.123%, 04/01/25	USD	100	109,830
Wisconsin | 0.1%
Wisconsin State Build America Bond Series D, 5.400%, 05/01/28	USD	175	190,211
Description	Security Currency	Principal Amount (000)	Fair Value
Total US Municipal Bonds (Cost $2,049,426)			$1,994,579
US Treasury Securities | 1.2%
US Treasury Notes:
2.125%, 05/15/25	USD	2,255	2,220,471
1.625%, 05/15/26	USD	1,130	1,059,728
2.500%, 05/15/46	USD	565	505,807
Total US Treasury Securities (Cost $3,911,407)			3,786,006

Description	Shares	Fair Value
Short-Term Investment | 1.5%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.53% (7 day yield) (Cost $4,599,025)	4,599,025	$4,599,025
Total Investments | 100.0% (Cost $291,848,841) (b), (f)		$307,603,639
Liabilities in Excess of Cash and Other Assets | 0.0%		(59,187)
Net Assets | 100.0%		$307,544,452

Lazard Retirement Global Dynamic Multi Asset Portfolio (continued)

Forward Currency Contracts open at March 31, 2017:

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
AUD	164,032	USD	124,786	HSB	05/24/17	$422	$—
AUD	327,856	USD	253,006	HSB	05/24/17	—	2,749
CAD	802,414	USD	598,111	HSB	05/24/17	5,688	—
CHF	348,132	USD	348,348	HSB	05/24/17	211	—
CZK	1,549,311	USD	63,750	CIT	07/11/17	—	1,833
CZK	6,786,655	USD	272,850	JPM	07/11/17	—	1,629
DKK	4,592,040	USD	658,877	HSB	05/24/17	1,227	—
EUR	575,599	USD	613,600	CIT	05/24/17	1,849	—
EUR	697,378	USD	748,300	HSB	05/24/17	—	2,641
EUR	2,686,666	USD	2,930,669	HSB	06/28/17	—	52,893
EUR	1,186,253	USD	1,264,951	SSB	05/24/17	3,431	—
EUR	6,196,556	USD	6,607,642	SSB	05/24/17	17,921	—
GBP	323,331	USD	404,243	CIT	05/24/17	1,325	—
GBP	285,237	USD	358,739	SSB	06/28/17	—	629
JPY	1,049,908,248	USD	9,407,283	CIT	05/24/17	40,437	—
JPY	49,274,431	USD	442,300	HSB	05/24/17	1,102	—
JPY	77,444,595	USD	704,881	SSB	06/28/17	—	6,907
KRW	938,955,600	USD	801,909	HSB	04/20/17	37,906	—
MXN	1,323,196	USD	66,000	HSB	05/24/17	4,131	—
MXN	4,951,186	USD	251,600	HSB	05/24/17	10,820	—
MXN	3,980,636	USD	192,891	SSB	05/24/17	18,088	—
NOK	3,482,077	USD	415,199	HSB	05/24/17	—	9,452
NZD	338,604	USD	236,840	SSB	05/24/17	217	—
NZD	3,008,939	USD	2,150,549	SSB	05/24/17	—	43,984
SEK	4,990,792	USD	562,178	CIT	05/24/17	—	3,909
SEK	4,021,041	USD	452,983	HSB	05/24/17	—	3,191
USD	273,400	AUD	355,480	CIT	05/24/17	2,057	—
USD	1,442,337	AUD	1,883,070	CIT	05/24/17	4,963	—
USD	103,588	AUD	134,729	HSB	05/24/17	747	—
USD	459,954	AUD	598,968	HSB	05/24/17	2,753	—
USD	2,288,132	AUD	2,987,469	HSB	05/24/17	7,754	—
USD	664,880	AUD	873,199	HSB	06/28/17	—	1,207
USD	332,888	AUD	437,148	SSB	06/28/17	—	574
USD	251,811	CAD	329,654	HSB	05/24/17	3,753	—
USD	4,354,115	CAD	5,696,706	HSB	05/24/17	67,467	—
USD	2,746,225	CAD	3,667,638	HSB	06/28/17	—	14,959
USD	340,856	CAD	455,213	SSB	06/28/17	—	1,852
USD	1,119,163	CZK	26,576,756	JPM	07/11/17	57,050	—
USD	743,000	EUR	685,662	HSB	05/24/17	9,868	—
USD	667,608	GBP	533,982	CIT	05/24/17	—	2,188
USD	278,338	GBP	222,570	JPM	05/24/17	—	841
USD	1,639,966	HKD	12,715,543	SSB	06/28/17	921	—
USD	561,586	HUF	162,365,663	JPM	05/24/17	—	602
USD	225,600	JPY	25,456,252	CIT	05/24/17	—	3,471
USD	350,530	JPY	39,129,495	HSB	05/24/17	—	1,581

Lazard Retirement Global Dynamic Multi Asset Portfolio (concluded)

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
USD	563,600	JPY	62,528,038	HSB	05/24/17	$934	$—
USD	606,202	JPY	66,588,262	HSB	06/28/17	6,071	—
USD	217,500	KRW	254,910,000	HSB	04/20/17	—	10,495
USD	263,200	MXN	5,083,155	HSB	05/24/17	—	6,215
USD	994,361	MXN	20,520,298	SSB	05/24/17	—	93,245
USD	1,666,903	NOK	13,963,760	HSB	05/24/17	39,781	—
USD	4,553,761	NZD	6,371,392	SSB	05/24/17	93,137	—
USD	1,550,118	PLN	6,276,544	HSB	05/24/17	—	31,807
USD	2,088,429	SGD	2,971,184	SSB	05/24/17	—	36,436
USD	317,374	ZAR	4,270,030	HSB	04/19/17	—	83
USD	75,351	ZAR	1,022,709	HSB	05/24/17	—	224
ZAR	4,270,030	USD	311,000	HSB	04/19/17	6,456	—
ZAR	1,022,709	USD	75,558	HSB	05/24/17	17	—
Total gross unrealized appreciation/depreciation on Forward Currency Contracts						$448,504	$335,597

Lazard Retirement Series, Inc. Notes to Portfolios of Investments March 31, 2017 (unaudited)

(a) Non-income producing security.

(b) For federal income tax purposes, the aggregate cost, aggregate gross unrealized appreciation, aggregate gross unrealized depreciation and the net unrealized appreciation (depreciation) were as follows:

Portfolio	Aggregate Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
US Strategic Equity	$9,532,853	$1,630,402	$39,722	$1,590,680
US Small-Mid Cap Equity	56,185,959	7,944,487	865,410	7,079,077
International Equity	175,624,151	17,462,730	2,940,507	14,522,223
Emerging Markets Equity	932,285,685	160,206,728	82,306,018	77,900,710
Global Dynamic Multi Asset	291,848,841	20,356,011	4,601,213	15,754,798

(c) Security valued using Level 2 inputs, based on reference to a similar security which was trading on an active market, under accounting principles generally accepted in the United States of America hierarchy.

(d) Pursuant to Rule 144A under the Securities Act of 1933, these securities may only be traded among “qualified institutional buyers.” At March 31, 2017, the percentage of net assets for each Portfolio was as follows:

Portfolio	Percentage of Net Assets
Emerging Markets Equity	0.3%
Global Dynamic Multi Asset	0.5

(e) Variable and floating rate securities are securities for which interest rate changes are based on changes in a designated base rate. The rates shown are those in effect on March 31, 2017.

(f) The Portfolio, at all times, maintains portfolio securities in sufficient amount to cover its obligations related to investments in forward currency contracts.

Security Abbreviations:
ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt
PJSC	-	Public Joint Stock Company
REIT	-	Real Estate Investment Trust

Currency Abbreviations:
AUD	-	Australian Dollar	KRW	-	South Korean Won
CAD	-	Canadian Dollar	MXN	-	Mexican New Peso
CHF	-	Swiss Franc	NOK	-	Norwegian Krone
CZK	-	Czech Koruna	NZD	-	New Zealand Dollar
DKK	-	Danish Krone	PLN	-	Polish Zloty
EUR	-	Euro	SEK	-	Swedish Krone
GBP	-	British Pound Sterling	SGD	-	Singapore Dollar
HKD	-	Hong Kong Dollar	USD	-	United States Dollar
HUF	-	Hungarian Forint	ZAR	-	South African Rand
JPY	-	Japanese Yen

Counterparty Abbreviations:
CIT	-	Citibank NA
HSB	-	HSBC Bank USA NA
JPM	-	JPMorgan Chase Bank NA
SSB	-	State Street Bank and Trust Co.

Portfolio holdings by industry (as a percentage of net assets), for those Portfolios previously presented by country:

	Lazard Retirement International Equity Portfolio	Lazard Retirement Emerging Markets Equity Portfolio	Lazard Retirement Global Dynamic Multi Asset Portfolio
Industry*
Aerospace & Defense	0.8%	—%	1.7%
Air Freight & Logistics	—	—	0.5
Airlines	1.1	—	0.7
Auto Components	4.2	1.4	1.1
Automobiles	1.6	3.6	1.4
Banks	8.9	25.2	8.1
Beverages	5.3	1.4	2.7
Biotechnology	2.6	—	2.8
Building Products	2.0	—	0.8
Capital Markets	0.8	—	3.9
Chemicals	1.7	—	1.8
Commercial Services & Suppliers	—	—	0.5
Communications Equipment	—	—	1.2
Construction & Engineering	2.2	—	0.1
Construction Materials	1.0	1.7	—
Consumer Finance	1.0	—	0.5
Containers & Packaging	—	—	0.3
Distributors	—	0.9	0.1
Diversified Financial Services	—	—	0.3
Diversified Telecommunication Services	3.1	2.4	3.1
Electric Utilities	0.9	—	2.4
Electrical Equipment	—	0.6	0.9
Electronic Equipment, Instruments & Components	—	1.9	0.7
Energy Equipment & Services	—	—	1.2
Equity Real Estate Investment Trusts (REITs)	—	—	0.9
Food & Staples Retailing	2.1	2.3	2.1
Food Products	—	—	1.6
Health Care Equipment & Supplies	—	—	0.8
Health Care Providers & Services	—	0.6	1.9
Hotels, Restaurants & Leisure	—	—	1.7
Household Durables	2.5	1.1	1.0
Household Products	—	0.8	0.6
Independent Power and Renewable Electricity Producers	—	—	0.3
Industrial Conglomerates	0.2	1.6	1.8
Insurance	7.8	3.6	4.4
Internet & Catalog Retail	—	—	0.2
Internet Software & Services	—	5.2	1.9
IT Services	2.0	6.6	2.8
Leisure Products	—	—	0.5
Life Sciences Tools & Services	—	—	0.6
Machinery	2.1	1.1	0.9
Marine	0.7	—	—
Media	1.7	—	2.6
Metals & Mining	2.1	1.5	1.1
Multiline Retail	2.0	0.8	0.5
Multi-Utilities	—	—	1.0
Oil, Gas & Consumable Fuels	6.6	8.5	3.4
Paper & Forest Products	—	—	0.1
Personal Products	1.9	0.5	0.5

Pharmaceuticals	2.9	—	3.8
Professional Services	3.9	—	0.7
Real Estate Management & Development	2.6	—	2.1
Road & Rail	1.3	0.9	1.3
Semiconductors & Semiconductor Equipment	2.4	5.7	2.1
Software	2.5	—	2.0
Specialty Retail	1.6	—	3.5
Technology Hardware, Storage & Peripherals	—	4.2	1.6
Textiles, Apparel & Luxury Goods	—	—	0.3
Thrifts & Mortgage Finance	—	—	0.2
Tobacco	3.1	1.3	0.4
Trading Companies & Distributors	2.9	—	0.6
Transportation Infrastructure	—	1.9	—
Wireless Telecommunication Services	1.3	8.7	0.5
Subtotal	93.4	96.0	89.1
Foreign Government Obligations	—	—	6.6
Supranationals	—	—	1.0
US Municipal Bonds	—	—	0.6
US Treasury Securities	—	—	1.2
Short-Term Investments	5.0	3.4	1.5
Total Investments	98.4%	99.4%	100.0%

*	Industry classifications may be different than those used for compliance monitoring purposes.

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Lazard Retirement Series, Inc.’s policy regarding valuation of investments and derivative financial instruments, refer to notes to the financial statements.

Item 2. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Lazard Retirement Series, Inc.

By:	/s/ Nathan A. Paul
Nathan A. Paul
Chief Executive Officer

Date: May 8, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Nathan A. Paul
Nathan A. Paul
Chief Executive Officer

Date: May 8, 2017

By:	/s/ Christopher Snively
Christopher Snively
Chief Financial Officer

Date: May 8, 2017